CONSOLIDATED STATEMENT OF INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 266,886	$ 284,312	$ 316,620
Share of profit of joint ventures and associates	1,618	2,993	3,725
Interest and other income	5,227	1,724	2,838
Total revenue and other income	273,731	289,029	323,183
Purchases	177,194	188,120	212,883
Production and manufacturing expenses	21,898	23,379	25,240
Selling, distribution and administrative expenses	12,607	12,439	13,433
Research and development	1,170	1,099	1,287
Exploration	1,136	2,411	1,750
Depreciation, depletion and amortisation	25,299	26,872	31,290
Interest expense	4,671	4,787	4,673
Total expenditure	243,975	259,107	290,556
Income before taxation	29,756	29,922	32,627
Taxation charge	11,637	13,401	12,991
Income for the period	18,119	16,521	19,636
Income attributable to non-controlling interest	282	427	277
Income attributable to Shell plc shareholders	$ 17,837	$ 16,094	$ 19,359
Basic earnings per share ($ per share)	$ 3.03	$ 2.55	$ 2.88
Diluted earnings per share ($ per share)	$ 3.00	$ 2.53	$ 2.85